INVENTORY	12 Months Ended
Dec. 31, 2012
INVENTORY [Abstract]
INVENTORY
10.	INVENTORIES

	As at December31,
	2011	2012	2012
	RMB	RMB	US$
Medicine	-	6,385	1,025
Medical supplies	-	2,011	323
Low-value consumables	1,364	285	46

	1,364	8,681	1,394